Selling and Distribution Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of expenses [text block] [Abstract]
Schedule of selling and distribution expenses [text block]
	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 22(b)	26,818	21,707	17,982
Third-party services	8,636	7,549	7,392
Advertising and promotion	6,981	13,149	14,066
Allowance for expected credit losses, note 7 (d)	1,452	683	1,190
Other	646	1,029	1,048

	44,533	44,117	41,678